Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES — 2015-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-17	15-Aug-17	15-Sep-17
To	31-Aug-17	15-Sep-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2015-A balances were:

Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$140,760,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$579,564.20
Series Nominal Liquidation Amount	1,041,339,564.20
Required Participation Amount	$741,339,564.20
Excess Receivables	$450,908,551.96
Total Collateral	1,192,248,116.16
Collateral as Percent of Notes	132.47%

Series Allocation Percentage at Month-End	23.84%
Floating Allocation Percentage at Month-End	90.11%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
1/16/2018	7/1/2017	No

Accumulation Account
Beginning	150,000,000.00
Payout	—
Additions	150,000,000.00

Ending Balance	300,000,000.00pgss

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,852,726,990.64
Total Principal Collections	($2,045,533,648.28)
Investment in New Receivables	$1,921,671,057.17
Receivables Added for Additional Accounts	$0.00
Repurchases	($32,887,699.38)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($689,337,196.98)
Less Servicing Adjustment	($5,866,081.76)

Ending Balance	$5,000,773,421.41
SAP for Next Period	23.84%
Average Receivable Balance	$5,083,281,402.69
Monthly Payment Rate	40.24%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,890,350.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,890,350.78

Distributions to Investors
A1 Days	31
A1 LIBOR	1.226670%
A1 Applicable Margin	0.400000%

	1.626670%
		1.55%
A2 Days	30
A2 Fixed Rate	1.440000%

	Actual	Per $1000
Interest A1	770,408.99	0.77
Principal A1	—	$0.00

		0.77

	Actual	Per $1000
Interest A2	420,000.00	0.42
Principal A2	—	$0.00

		0.42
Total Due Investors	1,190,408.99	1.536012%
Servicing Fee	$925,950.00

Excess Cash Flow	1,512,257.97

Reserve Account
Required Balance	$4,500,000.00
Current Balance	$4,500,000.00

Deficit/(Excess)	$—